MFS® Low Volatility Equity Fund
MFS® Low Volatility Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS® Low Volatility Equity Fund	A		B	C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS® Low Volatility Equity Fund		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		3.99%	3.99%	3.99%	3.99%	3.99%	3.99%	3.99%	3.99%	3.97%
Total Annual Fund Operating Expenses		4.99%	5.74%	5.74%	4.74%	5.74%	5.24%	4.99%	4.74%	4.72%
Fee Reductions and/or Expense Reimbursements	[1]	(3.79%)	(3.79%)	(3.79%)	(3.79%)	(3.79%)	(3.79%)	(3.79%)	(3.79%)	(3.81%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.91%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.60% of the fund's average daily net assets annually up to $1 billion and 0.55% of the fund's average daily net assets annually in excess of $1 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015. In addition, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.20% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.95% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.95% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 1.45% of the fund's average daily net assets annually for Class R2 shares, and 0.91% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS® Low Volatility Equity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	690	1,667	2,643	5,086
B	598	1,672	2,729	5,209
C	298	1,372	2,529	5,348
I	97	1,086	2,080	4,588
R1	198	1,372	2,529	5,348
R2	148	1,230	2,308	4,979
R3	122	1,158	2,195	4,786
R4	97	1,086	2,080	4,588
R5	93	1,078	2,069	4,571

Expense Example No Redemption MFS® Low Volatility Equity Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	198	1,372	2,529	5,209
C	198	1,372	2,529	5,348

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  For the period from the fund’s commencement of operations on December 5, 2013 to the fund’s fiscal year end of August 31, 2014, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, equity interests in real estate investment trusts (REITs), and depositary receipts for such securities.

MFS seeks to outperform the Standard & Poor’s 500 Stock Index (S&P 500 Index) over a full market cycle with a targeted volatility of at least 20% less than the volatility of the S&P 500 Index. There is no assurance that the fund will outperform the S&P 500 Index or meet this target volatility over the long term or for any year or period of years. Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund’s returns have varied over a specified time period. A higher volatility means that the fund’s returns have varied more over time while a lower volatility means the fund’s returns have varied less over time. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in companies of any size.

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected based on fundamental and quantitative analysis of approximately 1,000 U.S. issuers.

MFS eliminates approximately 30% or more of the most volatile equity securities based on historical volatility as potential investments for the fund.  MFS may continue to hold and to consider for further investment equity securities whose historical volatility increases above the 30% threshold after purchase. From the remaining issuers in the fund’s investment universe, MFS then constructs the portfolio considering the fundamental and quantitative analysis as well as issuer, sector, industry, volatility and other constraints.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Investment Strategy Risk:  The fund’s strategy to invest in equity securities with historically lower volatility may not produce the intended results if lower volatility equity securities do not outperform the S&P 500 Index, if the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if equity securities held by the fund become more volatile than their historical volatility. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Foreign Risk:  Investments in securities of companies with significant foreign exposure can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of operations.